Putnam International Value Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value
Aerospace and defense (1.3%)
BAE Systems PLC (United Kingdom)	254,358	$1,598,136

		1,598,136
Airlines (1.3%)
Japan Airlines Co., Ltd. (Japan)	48,000	1,690,770

		1,690,770
Auto components (0.9%)
Magna International, Inc. (Canada)	23,313	1,135,164

		1,135,164
Automobiles (1.2%)
Nissan Motor Co., Ltd. (Japan)	78,300	643,759
Yamaha Motor Co., Ltd. (Japan)	42,400	834,998

		1,478,757
Banks (14.0%)
Australia & New Zealand Banking Group, Ltd. (Australia)	145,907	2,709,773
Bank of Ireland Group PLC (Ireland)	144,939	863,328
CaixaBank SA (Spain)	163,037	509,157
DBS Group Holdings, Ltd. (Singapore)	58,400	1,088,264
DNB ASA (Norway)	68,254	1,256,672
ING Groep NV (Netherlands)	364,333	4,407,320
Lloyds Banking Group PLC (United Kingdom)	762,155	616,844
Mizuho Financial Group, Inc. (Japan)	710,200	1,100,721
Skandinaviska Enskilda Banken AB (Sweden)	114,461	990,806
Societe Generale SA (France)	58,570	1,693,441
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,700	2,369,048

		17,605,374
Building products (1.8%)
Compagnie De Saint-Gobain (France)	26,339	954,624
Sanwa Holdings Corp. (Japan)	115,300	1,375,965

		2,330,589
Capital markets (3.3%)
Credit Suisse Group AG (Switzerland)	60,487	704,948
Natixis SA (France)	196,610	1,052,231
Quilter PLC (United Kingdom)	802,908	1,535,575
UBS Group AG (Switzerland)	69,005	836,445

		4,129,199
Construction and engineering (2.7%)
Vinci SA (France)	35,576	3,460,769

		3,460,769
Construction materials (2.1%)
Boral, Ltd. (Australia)	147,639	483,028
CRH PLC (Ireland)	37,811	1,172,761
LafargeHolcim, Ltd. (Switzerland)	18,730	925,261

		2,581,050
Containers and packaging (0.6%)
SIG Combibloc Group AG (Switzerland)(NON)	79,224	811,534

		811,534
Diversified financial services (2.2%)
Eurazeo SA (France)	19,670	1,478,343
ORIX Corp. (Japan)	89,900	1,294,091

		2,772,434
Diversified telecommunication services (4.0%)
BCE, Inc. (Canada)	28,100	1,247,767
Nippon Telegraph & Telephone Corp. (Japan)	52,600	2,235,784
Telecom Italia SpA RSP (Italy)	1,437,331	816,482
Telstra Corp., Ltd. (Australia)	323,510	764,348

		5,064,381
Electric utilities (2.0%)
Fortum OYJ (Finland)	52,670	1,077,076
SSE PLC (United Kingdom)	90,518	1,399,415

		2,476,491
Electronic equipment, instruments, and components (0.6%)
Kyocera Corp. (Japan)	12,200	718,611

		718,611
Entertainment (0.5%)
Nintendo Co., Ltd. (Japan)	2,200	630,011

		630,011
Equity real estate investment trusts (REITs) (0.1%)
Vicinity Centres (Australia)	71,173	131,307

		131,307
Food and staples retail (2.2%)
Koninklijke Ahold Delhaize NV (Netherlands)	63,881	1,700,099
Seven & i Holdings Co., Ltd. (Japan)	28,100	1,060,367

		2,760,466
Food products (1.6%)
Kerry Group PLC Class A (Ireland)	18,168	2,027,806

		2,027,806
Health-care equipment and supplies (0.8%)
Hoya Corp. (Japan)	15,700	1,038,866

		1,038,866
Hotels, restaurants, and leisure (1.0%)
Dalata Hotel Group PLC (Ireland)	186,267	1,228,597

		1,228,597
Household durables (1.5%)
Panasonic Corp. (Japan)	94,400	816,856
Sony Corp. (Japan)	24,500	1,031,192

		1,848,048
Industrial conglomerates (1.9%)
Siemens AG (Germany)	22,023	2,370,131

		2,370,131
Insurance (10.7%)
AIA Group, Ltd. (Hong Kong)	312,400	3,109,631
Allianz SE (Germany)	7,567	1,683,057
AXA SA (France)	94,606	2,380,368
Chubb, Ltd.	15,086	2,113,247
Prudential PLC (United Kingdom)	135,583	2,715,072
QBE Insurance Group, Ltd. (Australia)	156,237	1,363,797
SCOR SE (France)	3,209	136,644

		13,501,816
Machinery (1.3%)
KION Group AG (Germany)	13,387	699,636
NSK, Ltd. (Japan)	99,100	931,474

		1,631,110
Metals and mining (3.3%)
Glencore PLC (United Kingdom)	304,672	1,261,689
Rio Tinto PLC (United Kingdom)	48,684	2,828,651

		4,090,340
Multi-utilities (1.6%)
Veolia Environnement SA (France)	91,785	2,051,990

		2,051,990
Oil, gas, and consumable fuels (8.7%)
Encana Corp. (Canada)	128,800	932,977
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	105,329	3,305,916
Royal Dutch Shell PLC Class B (United Kingdom)	59,741	1,889,218
Suncor Energy, Inc. (Canada)	88,812	2,878,324
TOTAL SA (France)	34,190	1,899,223

		10,905,658
Personal products (2.1%)
Shiseido Co., Ltd. (Japan)	13,100	948,077
Unilever NV ADR (Netherlands)	29,473	1,711,917

		2,659,994
Pharmaceuticals (8.3%)
AstraZeneca PLC (United Kingdom)	38,273	3,058,215
Novartis AG (Switzerland)	36,604	3,520,895
Sanofi (France)	43,242	3,819,420

		10,398,530
Semiconductors and semiconductor equipment (1.3%)
SCREEN Holdings Co., Ltd. (Japan)	23,900	966,083
Sino-American Silicon Products, Inc. (Taiwan)	313,000	683,589

		1,649,672
Technology hardware, storage, and peripherals (1.7%)
Samsung Electronics Co., Ltd. (South Korea)	54,250	2,133,358

		2,133,358
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	44,101	1,507,495

		1,507,495
Trading companies and distributors (5.5%)
Ashtead Group PLC (United Kingdom)	43,283	1,044,327
Ferguson PLC (United Kingdom)	20,532	1,306,074
ITOCHU Corp. (Japan)	89,500	1,624,164
Mitsubishi Corp. (Japan)	107,800	3,003,836

		6,978,401
Transportation infrastructure (0.9%)
Aena SME SA (Spain)	6,057	1,090,508

		1,090,508
Wireless telecommunication services (3.0%)
KDDI Corp. (Japan)	32,800	707,516
Tele2 AB (Sweden)	92,725	1,235,196
Vodafone Group PLC (United Kingdom)	1,032,435	1,879,883

		3,822,595

Total common stocks (cost $118,889,692)		$122,309,958

SHORT-TERM INVESTMENTS (2.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	2,567,531	$2,567,531

Total short-term investments (cost $2,567,531)		$2,567,531
TOTAL INVESTMENTS

Total investments (cost $121,457,223)		$124,877,489

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $35,676,747) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$1,153,475	$1,139,220	$14,255
		Canadian Dollar	Sell	4/17/19	2,389,205	2,347,951	(41,254)
		Euro	Sell	6/19/19	339,646	340,824	1,178
		Japanese Yen	Sell	5/15/19	442,499	444,074	1,575
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	208,464	205,799	2,665
		British Pound	Buy	6/19/19	1,255,464	1,276,884	(21,420)
		Canadian Dollar	Sell	4/17/19	91,406	90,139	(1,267)
		Hong Kong Dollar	Buy	5/15/19	2,020,012	2,024,958	(4,946)
		Swiss Franc	Sell	6/19/19	3,802,200	3,803,331	1,131
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/19	280,881	277,013	(3,868)
		Danish Krone	Buy	6/19/19	566,574	576,842	(10,268)
		Euro	Sell	6/19/19	953,562	969,794	16,232
	Goldman Sachs International
		Japanese Yen	Buy	5/15/19	3,300,235	3,344,022	(43,787)
		New Taiwan Dollar	Sell	5/15/19	652,696	654,701	2,005
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	341,781	340,154	1,627
		Chinese Yuan	Buy	5/15/19	60,266	59,818	448
		Euro	Buy	6/19/19	1,049,652	1,060,204	(10,552)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	1,845,488	1,831,496	13,992
		British Pound	Buy	6/19/19	1,742,117	1,772,196	(30,079)
		Canadian Dollar	Sell	4/17/19	1,858,588	1,854,065	(4,523)
		Japanese Yen	Buy	5/15/19	2,302,177	2,351,573	(49,396)
		New Zealand Dollar	Buy	4/17/19	330,992	324,276	6,716
		Norwegian Krone	Sell	6/19/19	262,316	264,663	2,347
		Singapore Dollar	Buy	5/15/19	588,707	591,700	(2,993)
		South Korean Won	Sell	5/15/19	2,250,644	2,285,425	34,781
		Swedish Krona	Sell	6/19/19	3,700	3,730	30
		Swiss Franc	Buy	6/19/19	3,160,188	3,160,712	(524)
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	4/17/19	635,575	626,975	(8,600)
		Israeli Shekel	Buy	4/17/19	635,613	613,741	21,872
	UBS AG
		Canadian Dollar	Sell	4/17/19	1,048,436	1,040,467	(7,969)

	Unrealized appreciation						120,854

	Unrealized (depreciation)						(241,446)

	Total						$(120,592)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,843,430.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund , the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Short Term Investment Fund*	1,916,319	17,048,418	16,397,206	15,261	2,567,531

	Total Short-term investments	$1,916,319	$17,048,418	$16,397,206	$15,261	$2,567,531
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $125,990 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.8%
	Japan	20.0
	France	15.2
	Netherlands	6.3
	Switzerland	5.4
	Canada	5.0
	Australia	4.4
	Ireland	4.2
	Germany	3.8
	United States	3.7
	Hong Kong	2.5
	Sweden	1.8
	South Korea	1.7
	Spain	1.3
	Norway	1.0
	Singapore	0.9
	Finland	0.9
	Italy	0.6
	Taiwan	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $135,960 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,179,328	$4,337,659	$—
Consumer discretionary	2,363,761	3,326,805	—
Consumer staples	6,947,317	2,008,444	—
Energy	10,905,658	—	—
Financials	24,973,498	13,035,325	—
Health care	10,398,530	1,038,866	—
Industrials	12,524,205	8,626,209	—
Information technology	—	4,501,641	—
Materials	6,999,896	483,028	—
Real estate	—	131,307	—
Utilities	4,528,481	—	—

Total common stocks	84,820,674	37,489,284	—
Short-term investments	2,567,531	—	—

Totals by level	$87,388,205	$37,489,284	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(120,592)	$—

Totals by level	$—	$(120,592)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$120,854	$241,446

Total	$120,854	$241,446

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$129,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com